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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

SEC Mail Processing Section
JUL 16 2015
Washington DC
404

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

NASDAQ Canada AlphaDEX Index

15001395

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FCAN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Toronto

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

RECEIVED 2015 JUL 16 PM 12:42 SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

July 15, 2015

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 16 2015

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

SEC
Mail Processing
Section
JUL 16 2015
Washington DC
404

Via Overnight Mail

July 15, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – First Trust Exchange-Traded AlphaDEX Fund II

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

First Trust Japan AlphaDEX Fund (FJP)
First Trust China AlphaDEX Fund (FCA)
First Trust Brazil AlphaDEX Fund (FBZ)
First Trust South Korea AlphaDEX Fund (FKO)
First Trust United Kingdom AlphaDEX Fund (FKU)
First Trust Germany AlphaDEX Fund (FGM)
First Trust Switzerland AlphaDEX Fund (FSZ)
First Trust Hong Kong AlphaDEX Fund (FHK)
First Trust Canada AlphaDEX Fund (FCAN)
First Trust Taiwan AlphaDEX Fund (FTW)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 16 2015